Non-cash transactions - Additional Information (Detail) SFr in Thousands	12 Months Ended
Dec. 31, 2022 CHF (SFr)
Disclosure In Entirety Of Non Cash Transactions [Line Items]
Share based compensation by share based award value issued towards milestone payment	SFr 4,200